General Information - Expected Impact of New Standards Issued But Not Yet Effective (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cost of sales	$ 706	$ 571	$ 548
Administrative expenses	344	337	345
Depreciation and amortisation	80	78	75
Tax	133	115	173
Total profit impact	352	541	459
Deferred tax assets	60	75	69
Deferred tax liabilities	131	101	170
Net liabilities	(1,077)	$ (1,301)	$ (1,146)
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cost of sales	18
Administrative expenses	33
Depreciation and amortisation	(34)
Interest expense	(19)
Tax	1
Total profit impact	(1)
Leased assets	323
Deferred tax assets	3
Other assets	(2)
Lease liabilities	(431)
Deferred tax liabilities	7
Other liabilities	31
Net liabilities	$ (69)